Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Property Plant And Equipment [Table Text Block]
Property, plant and equipment comprise:

	As of March 31,
	2013	2014
	US$	US$
Furniture and fixtures	473,115	367,004
Computer equipment and software	25,966,628	17,673,543
Office equipment	405,394	275,013
Vehicles	281,016	251,362
Leasehold improvements	646,925	444,467
Website development costs	3,452,526	4,110,523
Property, plant and equipment – at cost	31,225,604	23,121,912
Less: Accumulated depreciation and amortization	(26,344,562)	(20,160,336)
	4,881,042	2,961,576
Capital work-in-progress	899,130	609,646

Property, plant and equipment – net	5,780,172	3,571,222